UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 23
                  Stockholm, Sweden

Form 13F File Number:     028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Mr. Michael Oporto                        Mr. Henry Gooss
Title:            Attorney-in-Fact                          Attorney-in-Fact
Phone:            212.515.9000                              212.515.9000

Signature, Place, and Date of Signing:
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
/s/ Henry Gooss                        New York, New York                        February 9, 2007
---------------------------         --------------------------                  -------------------
[Signature]                                [City, State]                              [Date]

/s/ Michael Oporto                     New York, New York                        February 9, 2007
---------------------------         --------------------------                  -------------------
[Signature]                                [City, State]                              [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   4
                                                            ----------
Form 13F Information Table Entry Total:                             19
                                                            ----------
Form 13F Information Table Value Total:                        $82,187
                                                            ----------
                                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    NO.            FORM 13F FILE NUMBER        NAME
    ------------   ------------------------    ----------------------------

    1.             Not known                   Investor Trading AB

    2.             Not known                   Investor Growth Capital Limited

    3.             Not known                   Investor Group L.P.

    4.             Not known                   Investor Group Asia, L.P.






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
                                                                    Investor AB
                                                            Form 13F Information Table
                                                         Quarter ended December 31, 2006


                                                                                INVESTMENT DISCRETION        VOTING AUTHORITY

                         TITLE OF         FAIR MARKET SHARES/   SH/
                          CLASS     CUSIP    VALUE      PRN     PRN  PUT/       SHARED  SHARED OTHER
ISSUER                              NUMBER (X 1000S)   AMOUNT        CALL SOLE DEFINED  OTHER  MANAGERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Amkor Technology Inc       COM     031652100 $11,768  1,260,000  SH             Defined         2, 4     1,260,000
------------------------------------------------------------------------------------------------------------------------------------
Anadarko Pete Corporation  COM     032511107  $5,658    130,000  SH             Defined            1       130,000
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc.             COM     172967101  $1,393     25,000  SH             Defined            1        25,000
------------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore Drilling
Inc.                       COM     25271C102  $1,999     25,000  SH             Defined            1        25,000
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corporation   COM     25179M103  $3,354     50,000  SH             Defined            1        50,000
------------------------------------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals       COM     26881Q309  $1,228    178,015  SH             Defined         2, 3       178,015
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Company        COM     406216101     $16        500  SH             Defined            1           500
------------------------------------------------------------------------------------------------------------------------------------
ISTA Pharmaceuticals Inc.  COM NEW 45031X204 $19,587  2,754,851  SH             Defined         2, 3     2,754,851
------------------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc.               COM     501577100  $7,274    180,048  SH             Defined         2, 3       180,048
------------------------------------------------------------------------------------------------------------------------------------
LifeCell Corporation       COM     531927101  $1,094     45,334  SH             Defined         2, 3        45,334
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.            COM     585055106    $856     16,000  SH             Defined            1        16,000
------------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSytems          COM     607409109     $10        200  SH             Defined            1           200
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc.              COM     620076109  $3,084    150,000  SH             Defined            1       150,000
------------------------------------------------------------------------------------------------------------------------------------
North American Energy      COM     655419109  $4,856    298,300  SH             Defined            1       298,300
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corporation         COM     68389X105  $3,857    225,000  SH             Defined            1       225,000
------------------------------------------------------------------------------------------------------------------------------------
Santarus, Inc.             COM     802817304 $11,048  1,410,952  SH             Defined         2, 3     1,410,952
------------------------------------------------------------------------------------------------------------------------------------
Thomas Weisel Group LLC    COM     884481102    $795     37,661  SH      Sole                               37,661
------------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc.        COM     889478103  $2,095     65,000  SH             Defined            1        65,000
------------------------------------------------------------------------------------------------------------------------------------
Wyeth Inc                  COM     983024100  $2,215     43,500  SH             Defined            1        43,500
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                      $82,187
(in thousands)


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